Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation	$ 106,746	$ 106,041	$ 103,159
Convertible notes payable, discount	0	75,695	41,502
Notes payable, discount	$ 22,017	$ 0
Preferred stock, no par value
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	100,000,000
Common stock, shares issued	226,890,278	73,486,861	33,591,538
Common stock, shares outstanding	226,858,106	68,910,395	33,559,366
Committed shares to be issued		0	5,740,741
Treasury stock, shares	32,172	32,172	32,172